Pensions and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013 Defined Benefit Pension Plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member]	Apr. 30, 2013 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2013 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain		$ (202.1)	$ (204.4)					$ (2.2)	$ 2.3
Prior service (cost) credit		(6.1)	(3.0)					10.9	1.7
Total recognized in accumulated other comprehensive loss		(208.2)	(207.4)					8.7	4.0
Weighted-average assumptions used in determining benefit obligation
Discount rate				3.99%	4.70%	3.65%	4.20%			3.80%	4.70%	3.70%	4.20%
Rate of compensation increase				4.12%	4.14%	3.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	0.2
Effect on total service and interest cost components, decrease	0.2
Effect on benefit obligation, increase	3.4
Effect on benefit obligation, decrease	$ 2.9